(10) CONCESSION FINANCIAL ASSET (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfConcessionFinancialAssetLineItems [Line Items]
Balance at the beginning of the period	R$ 6,569,404	R$ 5,373,844	R$ 3,607,104
Current	23,736	10,700	9,630
Noncurrent	6,545,668	5,363,144	3,597,474
Additions	783,713	1,018,515	706,036
Adjustment of expected cash flow	362,073	212,294	203,452
Adjustment - financial asset measured at amortized cost		27,807	16,088
Cash inputs - RAP		(15,677)	(9,727)
Disposals	(46,318)	(35,039)	(25,392)
Business combination		(12,338)	876,281
Adoption of IFRS 15 (note 3)	(238,723)
Balance at the end of the period	7,430,149	6,569,404	5,373,844
Current	0	23,736	10,700
Noncurrent	7,430,149	6,545,668	5,363,144
Distribution [Member]
DisclosureOfConcessionFinancialAssetLineItems [Line Items]
Balance at the beginning of the period	6,330,681	5,193,511	3,483,713
Current	0	0	0
Noncurrent	6,330,681	5,193,511	3,483,713
Additions	783,713	972,254	655,456
Adjustment of expected cash flow	362,073	212,294	203,452
Adjustment - financial asset measured at amortized cost		0	0
Cash inputs - RAP		0	0
Disposals	(46,318)	(35,039)	(25,392)
Business combination		(12,338)	876,281
Adoption of IFRS 15 (note 3)	0
Balance at the end of the period	7,430,149	6,330,681	5,193,511
Current	0	0	0
Noncurrent	7,430,149	6,330,681	5,193,511
Transmission [Member]
DisclosureOfConcessionFinancialAssetLineItems [Line Items]
Balance at the beginning of the period	238,723	180,333	123,391
Current	23,736	10,700	9,630
Noncurrent	214,987	169,633	113,761
Additions	0	46,261	50,580
Adjustment of expected cash flow	0	0	0
Adjustment - financial asset measured at amortized cost		27,807	16,088
Cash inputs - RAP		(15,677)	(9,727)
Disposals		0	0
Business combination		0	0
Adoption of IFRS 15 (note 3)	(238,723)
Balance at the end of the period	0	238,723	180,333
Current	0	23,736	10,700
Noncurrent	R$ 0	R$ 214,987	R$ 169,633